Employee benefit obligations - Other employee benefits (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Employee benefit obligations
Other employee benefits	$ 811	$ 716
Other employee benefit obligations
Employee benefit obligations
Other employee benefits	117	101
End of service employee benefits
Employee benefit obligations
Other employee benefits	3	2
Long term employee benefits
Employee benefit obligations
Other employee benefits	$ 114	$ 99